RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company has transactions with the following related parties, being companies in which our principal shareholder Hemen Holding Ltd. (“Hemen”) and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill
–    Golden Ocean
–    United Freight Carriers (“UFC” - which is a joint venture approximately 50% owned by Golden Ocean)
–    Deep Sea Supply Plc. (“Deep Sea”) (1)
–    Seatankers Management Co. Ltd. (“Seatankers”)
–    NorAm Drilling
–    Golden Close
–    Sterna Finance

(1) From October 2017, Deep Sea was determined to no longer be a related party.

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investments in Direct Financing and Sales-Type Leases).

(in thousands of $)	June 30, 2018	December 31, 2017
Amounts due from:
Frontline	6,424	5,579
SFL Linus	—	3,559
SFL Deepwater	—	171
SFL Hercules	—	97
Seadrill	368	—
Golden Ocean	—	153
Other related parties	59	66
Total amount due from related parties	6,851	9,625
Loans to related parties - associated companies, long-term
SFL Deepwater	106,029	113,000
SFL Hercules	73,004	80,000
SFL Linus	114,677	121,000
Total loans to related parties - associated companies, long-term	293,710	314,000
Long-term receivables from related parties
Frontline	4,446	—
Total long-term receivables from related parties	4,446	—
Amounts due to:
Frontline Shipping	2,550	539
Frontline	491	147
Seatankers	145	60
Sterna Finance	1,422	—
Other related parties	—	111
Total amount due to related parties	4,608	857

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2018 within the financial statements (see Note 9: Investments In Associated Companies). As described below in “Related party loans”, at June 30, 2018 the long-term loans from Ship Finance to SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts to the extent that it is an amount due to the associates.

Related party leasing and service contracts

As at June 30, 2018, eight of the Company’s vessels leased to Frontline Shipping (December 31, 2017: nine) are recorded as direct financing leases. At June 30, 2018, the balance of net investments in direct financing leases with Frontline Shipping was $258.6 million (December 31, 2017: $314.0 million), of which $20.4 million (December 31, 2017: $22.3 million) represents short-term maturities.

During the six months ended June 30, 2018, the Company sold the Suezmax Front Circassia to an unrelated third party. The vessel was delivered to the new owner in February 2018, and a termination fee of $4.4 million at fair value was received from Frontline Shipping in the form of a loan note. The loan note bears interest at a rate of 7.50% and matures in December 2021.

In addition, included under operating leases at June 30, 2018, there were eight Capesize dry bulk carriers leased to a fully guaranteed subsidiary of Golden Ocean (December 31, 2017: eight). At June 30, 2018, the net book value of assets leased under operating leases to Golden Ocean was $225.7 million (December 31, 2017: $233.7 million).

The charter agreements with Frontline Shipping include profit sharing arrangements, whereby the Company earns a 50% profit share on charter revenues earned by the vessels above the set base charter rates, calculated on a time charter equivalent basis and payable quarterly. In the six months ended June 30, 2018, the Company recorded no profit share revenues (six months ended June 30, 2017: $5.6 million; year ended December 31, 2017: $5.6 million).

At June 30, 2018, the Company held 11 million ordinary shares in Frontline, representing approximately 6.48% of the issued share capital of Frontline (December 31, 2017: 11 million ordinary shares representing approximately 6.48%).

In the six months ended June 30, 2018, the Company had eight dry bulk carriers operating on time charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% profit share on charter revenues earned by the vessels above certain threshold levels, calculated on a time charter equivalent basis and payable on a quarterly basis. In the six months ended June 30, 2018, the Company earned no profit share revenue under this arrangement (six months ended June 30, 2017: $nil; year ended December 31, 2017: $0.2 million).

A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Deep Sea is as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Operating lease income	26,498	29,540	57,568
Direct financing lease interest income	5,986	9,385	16,362
Finance lease service revenue	13,428	19,827	35,010
Direct financing lease repayments	10,247	14,064	25,091
Profit share and cash sweep income	—	5,591	5,753

In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Frontline:
Vessel Management Fees	14,351	20,506	36,536
Newbuilding Supervision Fees	—	—	979
Commissions and Brokerage	132	112	269
Administration Services Fees	161	172	335
Golden Ocean:
Vessel Management Fees	10,136	10,136	20,440
Operating Management Fees	360	370	738
Seatankers:
Administration Services Fees	145	22	82
Office Facilities:
Seatankers Management Norway AS	55	80	105
Frontline Management AS	73	—	136
Frontline Corporate Services Ltd	61	131	173

Related party loans – associated companies
Ship Finance has entered into agreements with SFL Deepwater, SFL Hercules and SFL Linus, granting them loans of $145 million, $145 million, and $125 million, respectively, at fixed interest rates. These loans are repayable in full by October 1, 2023, October 1, 2023, and June 30, 2029, respectively, or earlier if the companies sell their drilling units. The net outstanding loan balances as at June 30, 2018, were $106.0 million, $73.0 million, and $114.7 million for SFL Deepwater, SFL Hercules and SFL Linus, respectively.
In the six months ended June 30, 2018, the Company received interest income on these loans of $2.5 million from SFL Deepwater (six months ended June 30, 2017: $2.9 million; year ended December 31, 2017: $5.4 million), $1.8 million from SFL Hercules (six months ended June 30, 2017: $2.5 million; year ended December 31, 2017: $4.3 million) and $2.7 million from SFL Linus (six months ended June 30, 2017: $2.8 million; year ended December 31, 2017: $5.5 million).
Long-term receivables from related parties
The Company received a loan note from Frontline Shipping as compensation for the early termination of the charter of Front Circassia in February 2018. The initial face value of the note was $8.9 million, however, Ship Finance recorded the loan note at an initial fair market value of $4.4 million. The loan note bears interest at a rate of 7.50% and matures in December 2021. In the six months ended June 30, 2018, the Company has received $nil in interest income on the loan note.

$320 million unsecured intermediary loan facility
In May 2018, four wholly-owned subsidiaries of the Company entered into a $320.0 million unsecured loan facility provided by an affiliate of Hemen, Sterna Finance. The unsecured intermediary loan facility was entered into to partly fund the acquisition of four 14,000 TEU container vessels acquired in May 2018. The Company has provided a corporate guarantee for this loan facility, which has a fixed interest rate, is non-amortizing and has a term of 13 months from the drawdown date of the loan. Interest expense incurred on the loan in the six months ended June 30, 2018 was $1.4 million.

Other related party transactions
In the six months ended June 30, 2018, the Company received no dividends on its holding of shares in Frontline (six months ended June 30, 2017: $3.3 million; year ended December 31, 2017: $3.3 million).

In the six months ended June 30, 2018, the Company recorded $0.3 million interest income and no other income on its holding of investments in secured notes issued by NorAm Drilling (six months ended June 30, 2017: $0.3 million; year ended December 31, 2017: $0.5 million interest income and $0.1 million other income).

In the six months ended June 30, 2018, the Company recorded no interest income on its holding of investments in secured notes issued by Golden Close (six months ended June 30, 2017: $0.6 million; year ended December 31, 2017: $0.6 million).